Common Stock - Additional Information (Detail) (USD $)	0 Months Ended			12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended
	Nov. 22, 2013	Oct. 31, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2013 Warrants, Exercise price of $5.75 per share [Member]	Dec. 31, 2013 Warrants, Exercise price of $5.00 per share [Member]	Sep. 30, 2013 Warrants, Exercise price of $5.00 per share [Member]	Nov. 30, 2009 Series B-1 Preferred [Member]	Dec. 31, 2012 Series B-1 Preferred [Member]	Dec. 31, 2013 Series B-1 Preferred [Member]	Dec. 31, 2004 Series B-1 Preferred [Member]	Dec. 31, 2012 Series B-1 Preferred [Member] Scenario, Previously Reported [Member]	Dec. 31, 2010 Series D-1 Preferred [Member]	Apr. 30, 2007 Series D-1 Preferred [Member]	Dec. 31, 2010 Series D-1 Preferred [Member] Warrants for common stock [Member]	Dec. 31, 2010 Series D-1 Preferred [Member] Warrants for common stock [Member] Minimum [Member]	Dec. 31, 2010 Series D-1 Preferred [Member] Warrants for common stock [Member] Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized				100,000,000		100,000,000					74,000,000	100,000,000
Number of common stock shares issued upon conversion redeemable convertible preferred stock			2,793,281
Carrying value of common stock upon conversion of redeemable convertible preferred stock			$ 320,000,000	$ 319,736,000
Common stock shares sold	604,000	664,300	5,366,669	9,455,064		5,792
Warrants to purchase shares of common stock in private placement	120,800	132,860	1,073,338
Net proceeds from issuance of private placement		2,200,000	22,800,000
Loan facility extinguished in exchange of common stock			624,944
Amount of debt cancelled upon issuance of common stock shares			16,900,000
Net proceeds from issuance of private placement	2,700,000		26,800,000
Issued warrants to purchase common stock							1,620,988	121,739		29,245			29,245			20,639
Exercise of price of common stock							5.75	5.00	5.00				30.21			22.13
Warrant term							5 years	5 years
Warrant liability, fair value				6,466,000
Change in fair value of warrant liability				$ 494,000											$ 100,000
Warrant, extended expiration date										Dec. 31, 2011	Apr. 01, 2013				Apr. 13, 2013
Percentage of reduction in number of shares exercisable					50.00%									45.00%
Number of warrants outstanding					14,623						13,160			13,163
Share price per share													$ 1.51			$ 0.79	$ 15.90
Expected life																		1 year	2 years
Risk-free interest rate																	0.50%
Volatility price																	83.00%